Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-38308
Entity Registrant Name	GREENPRO CAPITAL CORP.
Entity Central Index Key	0001597846
Entity Tax Identification Number	98-1146821
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B-23A-02, G-Vestor Tower
Entity Address, Address Line Two	Pavilion Embassy, 200 Jalan Ampang
Entity Address, City or Town	W.P. Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50450
City Area Code	(60)
Local Phone Number	3 8408-1788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	GRNQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false